UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2008
Check here if Amendent []; Amendment Number:

This Amendment (Check only one.): [] is a restatement.
                                  [] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:    SMC Capital, Inc.
Address: 4350 Brownsboro Road
         Suite 310
         Louisville, Kentucky 40207
13F File Number: 801-44124

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Karen Carter
Title: Investment Accountant
Phone: 502-259-2815
Signature, Place, and Date of Signing:
   Karen Carter Louisville, Kentucky April 18, 2008
Report Type (Check only one.):
[x] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of other Included Managers: 0
Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $23402

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCED MICRO DEVICES         COM              007903107      442 75000.00 SH       SOLE                 75000.00
ALLEGHENY TECH INC             COM              01741r102      797 11170.00 SH       SOLE                 11170.00
ANSYS INC.                     COM              03662q105      360 10420.00 SH       SOLE                 10420.00
APPLE COMPUTER INC             COM              037833100      251  1750.00 SH       SOLE                  1750.00
APPLIED MATERIALS INC          COM              038222105      494 25300.00 SH       SOLE                 25300.00
BROADCOM CORPORATION           COM              111320107      663 34400.00 SH       SOLE                 34400.00
CARIBOU COFFEE                 COM              142042209      340 118563.00SH       SOLE                118563.00
CISCO SYS INC                  COM              17275R102      278 11525.00 SH       SOLE                 11525.00
CITIZENS FINL CORP KY CL A     COM              174613208     2108  1297.00 SH       SOLE                  1297.00
COACH INC.                     COM              189754104      603 20000.00 SH       SOLE                 20000.00
COLDWATER CREEK INC            COM              193068103      252 50000.00 SH       SOLE                 50000.00
GEN GROWTH PROP                COM              370021107      382 10000.00 SH       SOLE                 10000.00
GENENTECH INC.                 COM              368710406      299  3680.00 SH       SOLE                  3680.00
GENESIS LEASE LIMITED          COM              37183T107      436 30000.00 SH       SOLE                 30000.00
GILEAD SCIENCE INC             COM              375558103      348  6760.00 SH       SOLE                  6760.00
GOOGLE INC.                    COM              38259p508     3194  7252.00 SH       SOLE                  7252.00
HOLOGIC INC.                   COM              436440101      528  9500.00 SH       SOLE                  9500.00
Hatteras Financial Reit (144A) COM              41902r202      300 12500.00 SH       SOLE                 12500.00
PETREO BRASILERO ADS           COM              71654v408      408  4000.00 SH       SOLE                  4000.00
POWERSHARES QQQ TRUST, SERIES  COM              73935a104      787 18000.00 SH       SOLE                 18000.00
PRECISION CASTPARTS CORP       COM              740189105      970  9500.00 SH       SOLE                  9500.00
QUALCOMM                       COM              747525103      247  6025.00 SH       SOLE                  6025.00
RAIT FINANCIAL TRUST           COM              749227104      139 20000.00 SH       SOLE                 20000.00
RESEARCH IN MOTION LIMITED     COM              760975102     1003  8940.00 SH       SOLE                  8940.00
S&P DEPOSITORY RECEIPT         COM              78462F103      992  7520.00 SH       SOLE                  7520.00
SIRIUS SATELLITE RADIO INC.    COM              82966U103      431 150800.00SH       SOLE                150800.00
TEVA PHARMACEUTICAL INDUSTRIES COM              881624209      650 14070.00 SH       SOLE                 14070.00
TRAVANTI PHARMA INC.-PVT.PLCMN COM              09060w909       50 40000.00 SH       SOLE                 40000.00
UNITED COMMUNITY BANKS, INC.   COM              90984P105     1215 71530.00 SH       SOLE                 71530.00
VISA,INC.                      COM              92826c839      624 10000.00 SH       SOLE                 10000.00
WESTERN ALLIANCE BANCORP       COM              957638109      180 14000.00 SH       SOLE                 14000.00
AAPL, APR. 120 CALLS           STK OPT          qaa/dd         239      100 SH       SOLE                      100
RIMM, APR. 90 CALLS            STK OPT          rfy/dr         473      200 SH       SOLE                      200
AAG HOLDING CO. INC. 7.25%, 1/ PFD              000336305      544 25000.00 SH       SOLE                 25000.00
FIFTH THIRD CAPITAL TRUST 7.25 PFD              31678W204      224 10000.00 SH       SOLE                 10000.00
FNM PFD. 7%, 12/31/2007        PFD              313586794      227  5000.00 SH       SOLE                  5000.00
FRE 8.375% PFD Z (KBWI)        PFD              313400624      244 10000.00 SH       SOLE                 10000.00
JPM 6.20%, 10/15/34 (KBWI)     PFD              48122f207      232 10000.00 SH       SOLE                 10000.00
MBNA PFD.8.10%, 2/15/2033 SERI PFD              55270b201      251 10000.00 SH       SOLE                 10000.00
RAIT FINANCIAL TRUST 8.875% PF PFD              749227500      118 10000.00 SH       SOLE                 10000.00
SLM 7 1/4% PFD (CITI)          PFD              78442p700      819  1000.00 SH       SOLE                  1000.00
GILAT SATELLITE NETWORKS NT CO CONV BD          375255af3      161   166507 PRN      SOLE                   166507
LAMAR ADVERTISING CONVERTIBLE, CONV BD          512815AG6       99   100000 PRN      SOLE                   100000
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